PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 3: PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets are comprised of the following:

	September 30,	December 31,
	2024	2023
Prepaid insurance	$16,653	$554,097
Prepaid research and development	12,144	17,309
Other prepaid expenses	219,940	61,750
Total prepaid expenses and other current assets	$248,737	$633,156

NOTE 4: PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets are comprised of the following:

	For the year ended December 31,
	2023	2022
Prepaid insurance	$554,097	$610,208
Prepaid research and development	17,309	80,910
Other prepaid expenses	61,750	120,315
Total prepaid expenses and other current assets	$633,156	$811,433